AMOUNT DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2019
AMOUNT DUE TO RELATED PARTIES
NOTE 5 - AMOUNT DUE TO RELATED PARTIES
As of December 31, 2019, amount due to related parties consist of the following:

As of December 31, 2019

Related parties payable	254,515
Related party loan	1,500,000
$1,754,515

The related party balance of $1,754,515 represented an outstanding loan of $1,500,000 from the related company owned by Company’s director for the future business operation, and professional expenses paid on behalf by Director of $254,515 and which consist of $224,515 advance from Dai Zheng, $20,000 advance from Li Zhuo and $10,000 from Che Kean Tat. It is unsecured, interest-free with no fixed payment term, for loan purpose.